SCHEDULE OF EARNINGS (LOSSES) BEFORE INCOME TAXES BY JURISDICTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PRC, excluding Hong Kong	$ 171,787,763	$ 170,830,607	$ 147,580,488
U.S.	(28,866,395)	(19,408,283)	(11,711,102)
BVI	3,488,680	2,498,629	(1,336,183)
Hong Kong	(2,280)	(1,712)	565,228
Total	$ 146,407,768	$ 153,919,241	$ 135,098,431